Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2024
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001644419
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfiv
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2024
Prospectus Date	rr_ProspectusDate	Jun. 28, 2024
Copper Place Global Dividend Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Copper Place Global Dividend Growth ETF (the “Fund”) seeks current income and long-term growth of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Transaction Fees A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). The Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended February 29, 2024, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal circumstances, invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. The Adviser uses quantitative screens (such as dividend yield, return on invested capital, free cash flow and revenue growth metrics), followed by qualitative, research on individual stocks on an industry level and on a company level to identify companies it believes have the commitment and capacity to pay dividends and whose potential growth of capital is expected to be above average. Through this process, the Fund seeks an investment portfolio for investors that achieves above-average yield, a growing dividend and capital appreciation. Examples of securities in which the Fund invests include common stock, preferred stock, convertible stocks, rights, warrants and depositary receipts such as American Depositary Receipts (“ADRs”), and European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), and real estate investment trusts (“REITs”).

The Fund seeks to identify and invest in (i) financially sound companies with well-established businesses that are selling at relatively low valuations; (ii) companies that are leaders within their respective markets or industries for above average returns and consistency in earnings; and (iii) companies in the process of establishing leading positions with a product, service, or market. At any given time, the companies selected for investment could be from the same industry or sector, but the Fund’s investment will not exceed more than 25% in any one industry.

The Fund invests in equity securities of small, medium and large market capitalization companies and in growth and value stocks.

The Fund invests in securities of issuers located throughout the world, including U.S. and foreign companies, without regard to geographic location. Under normal circumstances, the Fund invests at least 40% of its net assets in foreign and emerging market securities and typically holds investments tied economically to at least three countries outside the U.S.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Active Management Risk: The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Depositary Receipts Risks: Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Fund may invest in foreign securities which means it may invest in:

●	ADRs - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.

●	EDRs and GDRs - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Dividend-Oriented Stocks Risk: Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. For example, a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Additionally, the Fund’s performance during a broad market advance could suffer because dividend-paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. There may also be less reliable or publicly-available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.

Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable: Shares are not individually redeemable to retail investors and may be redeemed only by the ETF and only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues: There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Foreign Currency Risk: Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.

Foreign Securities Risk: Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Investment Style Risk: There is a possibility that the market segment on which the Fund is primarily invested in, whether growth or value; large or mid-cap companies; could underperform other kinds of investments or market averages that include style-focused investments.

Issuer Risk: The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large Market Capitalization Companies Risk:  The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Limited History of Operations Risk: The Fund has a limited history of operations for investors to evaluate.

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. financial market.

Mid- and Small- Capitalization Companies Risk: The earnings and prospects of mid- and small-capitalization sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Mid-and small-capitalization companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

New Adviser Risk: The Adviser has not previously served as an adviser to an ETF, although its portfolio managers and management have extensive experience with ETFs. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

Quantitative Modeling Risk: The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons.

Real Estate Investment Trusts (“REITs”) Risk: REITs involve certain unique risks in addition to the risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation.

Real Estate Securities Risk: Investing in securities of companies in the real estate industry subjects the Fund to the special risks associated with the real estate market and the real estate industry in general. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Sector Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments. If the Fund invests more heavily in a particular sector, the value of its Shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, Share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Value Investing Risk: The Adviser’s assessment of a stock’s intrinsic value may never be fully recognized or realized by the market, and a stock judged to be undervalued or overvalued may actually be appropriately priced or its price may decline. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the Fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable to the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by visiting copperplacegc.com or by calling 855.601.0317.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855.601.0317
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	copperplacegc.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2023	10.39%
Worst Quarter:	3rd Quarter 2023	(4.47%)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.47%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Copper Place Global Dividend Growth ETF | MSCI ACWI Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.81%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%	[1]
Copper Place Global Dividend Growth ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk: The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.

Copper Place Global Dividend Growth ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Copper Place Global Dividend Growth ETF | Company-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Copper Place Global Dividend Growth ETF | Depositary Receipts Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipts Risks: Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Fund may invest in foreign securities which means it may invest in:

●	ADRs - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.

●	EDRs and GDRs - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Copper Place Global Dividend Growth ETF | Dividend-Oriented Stocks Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Dividend-Oriented Stocks Risk: Companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. For example, a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Additionally, the Fund’s performance during a broad market advance could suffer because dividend-paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Copper Place Global Dividend Growth ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early Close/Trading Halt Risk: An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Copper Place Global Dividend Growth ETF | Emerging Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid. There may also be less reliable or publicly-available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Fund’s investment strategy. The Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.

Copper Place Global Dividend Growth ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund will cause the net asset value (“NAV”) of the Fund and the price of its shares (“Shares”) to fluctuate. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock will be subject to greater dividend risk than preferred stocks or debt instruments of the same issuer. In addition, common stocks have experienced significantly more volatility in returns than other asset classes.

Copper Place Global Dividend Growth ETF | ETF Structure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable: Shares are not individually redeemable to retail investors and may be redeemed only by the ETF and only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues: There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Copper Place Global Dividend Growth ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Not Individually Redeemable: Shares are not individually redeemable to retail investors and may be redeemed only by the ETF and only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Copper Place Global Dividend Growth ETF | Trading Issues [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Trading Issues: There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

Copper Place Global Dividend Growth ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Copper Place Global Dividend Growth ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Risk: Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Copper Place Global Dividend Growth ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk: Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

Copper Place Global Dividend Growth ETF | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Investing Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Growth investing entails that risk that if growth companies do not increase their earnings at a rate expected by investors, the market price of their stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Copper Place Global Dividend Growth ETF | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Style Risk: There is a possibility that the market segment on which the Fund is primarily invested in, whether growth or value; large or mid-cap companies; could underperform other kinds of investments or market averages that include style-focused investments.

Copper Place Global Dividend Growth ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk: The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Copper Place Global Dividend Growth ETF | Large Market Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Market Capitalization Companies Risk:  The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Copper Place Global Dividend Growth ETF | Limited History of Operations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited History of Operations Risk: The Fund has a limited history of operations for investors to evaluate.
Copper Place Global Dividend Growth ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. financial market.

Copper Place Global Dividend Growth ETF | Mid- and Small- Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid- and Small- Capitalization Companies Risk: The earnings and prospects of mid- and small-capitalization sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Mid-and small-capitalization companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Copper Place Global Dividend Growth ETF | New Adviser Risk [Member]
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New Adviser Risk: The Adviser has not previously served as an adviser to an ETF, although its portfolio managers and management have extensive experience with ETFs. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

Copper Place Global Dividend Growth ETF | Quantitative Modeling Risk [Member]
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Quantitative Modeling Risk: The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons.

Copper Place Global Dividend Growth ETF | Real Estate Investment Trusts (“REITs”) Risk [Member]
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Real Estate Investment Trusts (“REITs”) Risk: REITs involve certain unique risks in addition to the risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are characterized as: equity REITs, which primarily own property and generate revenue from rental income; mortgage REITs, which invest in real estate mortgages; and hybrid REITs, which combine the characteristics of both equity and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation.

Copper Place Global Dividend Growth ETF | Real Estate Securities Risk [Member]
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Real Estate Securities Risk: Investing in securities of companies in the real estate industry subjects the Fund to the special risks associated with the real estate market and the real estate industry in general. Securities of companies in the real estate industry are sensitive to factors such as loss to casualty or condemnation, changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer.

Copper Place Global Dividend Growth ETF | Sector Risk [Member]
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Sector Risk: The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments. If the Fund invests more heavily in a particular sector, the value of its Shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, Share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Copper Place Global Dividend Growth ETF | Value Investing Risk [Member]
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Value Investing Risk: The Adviser’s assessment of a stock’s intrinsic value may never be fully recognized or realized by the market, and a stock judged to be undervalued or overvalued may actually be appropriately priced or its price may decline. Value investing entails the risk that value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the Fund, or the events that would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock that appears to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable to the Fund.

Copper Place Global Dividend Growth ETF | Copper Place Global Dividend Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GDVD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
Annual Return 2023	rr_AnnualReturn2023	8.67%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	8.67%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2022
Copper Place Global Dividend Growth ETF | Copper Place Global Dividend Growth ETF | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.94%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.80%)
Copper Place Global Dividend Growth ETF | Copper Place Global Dividend Growth ETF | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.57%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.98%)

[1]	The MSCI ACWI Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 Developed Markets countries and 24 Emerging Markets (EM) countries.
[2]	The Fund’s adviser, Copper Place Global Capital, LLC (the “Adviser”), has agreed to pay all expenses incurred by the Fund except for the (i) advisory fee, (ii) any front-end or contingent deferred loads; (iii) brokerage fees and commissions, (iv) any Rule 12b-l fees, (v) acquired fund fees and expenses; (vi) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (vii) borrowing costs (such as interest and dividend expense on securities sold short); (viii) taxes; and (ix) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)).